CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands	36 Months Ended
Dec. 31, 2025 CNY (¥)
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Other comprehensive (loss)/income, tax	¥ 0
Foreign currency translation difference, tax	¥ 0